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December 30, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	AXA Enterprise Funds Trust
Initial Registration Statement on Form N-1A

Dear Sir or Madam:

Please find enclosed for filing on behalf of AXA Enterprise Funds Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, the Trust’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Arthur J. Brown at (202) 778-9046.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures